SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2020	2019	2018	2020	2019	2018	2020	2019	2018

Our cornerstone
Russia	3,819	4,481	4,654	1,504	1,957	1,677	1,017	976	742

Our growth engines
Pakistan	1,233	1,321	1,494	612	669	714	249	213	199
Ukraine	933	870	688	630	572	387	179	156	115
Kazakhstan	479	486	441	265	270	206	119	108	66
Uzbekistan	198	258	315	68	136	136	52	53	39

Our frontier markets
Algeria	689	775	813	302	354	363	95	108	107
Bangladesh	537	537	521	228	222	183	126	82	93
Other frontier markets	125	172	201	22	63	54	33	38	43

Other
HQ and eliminations	(33)	(37)	(41)	(177)	(28)	(447)	19	7	11

Total segments	7,980	8,863	9,086	3,454	4,215	3,273	1,889	1,741	1,415

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2020	2019	2018

Profit / (loss) before tax from continuing operations	26	1,181	(248)

Depreciation	1,576	1,652	1,339
Amortization	343	394	495
Impairment loss / (reversal)	785	108	858
(Gain) / loss on disposal of non-current assets	37	43	57
(Gain) / loss on disposal of subsidiaries	78	(1)	(30)
Finance costs	683	892	816
Finance income	(23)	(53)	(67)
Other non-operating (gain) / loss	(111)	(21)	68
Net foreign exchange (gain) / loss	60	20	(15)

Total Segments Adjusted EBITDA	3,454	4,215	3,273